Stock Incentive Plans - Narrative (Q2) (Details) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) shares	Jan. 31, 2024 shares	Jan. 31, 2023 shares	Jan. 31, 2022 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 27, 2024	Nov. 13, 2023 USD ($) shares	Mar. 31, 2019 shares	Sep. 30, 2018 shares	Jun. 30, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total (in shares)	12,794,858				12,794,858		12,794,858		90,367,632
Stock based compensation expense | $					$ 1,591	$ 3,783	$ 3,022	$ 6,059	$ 25,778	$ 11,194	$ 7,720
Weighted average grant date fair value of stock options (in dollars per share) | $ / shares					$ 17.4	$ 30.51	$ 16.05	$ 26.89
Rounding down per-share exercise price (in shares)									1,000			33.333
Outstanding Series A Preferred Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total (in shares)	1,889,561				1,889,561		1,889,561		23,306,661
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting term							4 years
Weighted average period							3 years 4 months 24 days
Grants in period (in shares)							471,104		1,054,600
Grants in period (in dollars per share) | $ / shares							$ 19.8		$ 1.13
Estimated forfeitures rate							10.00%		10.00%
Unrecognized compensation expense | $	$ 6,100				$ 6,100		$ 6,100		$ 0
Common stock | Outstanding Series A Preferred Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested employee stock options | $	$ 9,900				$ 9,900		$ 9,900		$ 1,400
Weighted average period							3 years		2 years 4 months 24 days
Series A Preferred Stock | Outstanding Series A Preferred Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested employee stock options | $									$ 1,000
Weighted average period									2 years 6 months
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grants (in shares)																40,341
Number of shares authorized, increase (in shares)	3,466,544	215,903	6,121,697	4,944,919
Total (in shares)	3,496,828				3,496,828		3,496,828		22,504,503
2016 Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting term									4 years
Grants in period (in shares)									1,054,600
Grants in period (in dollars per share) | $ / shares									$ 1.13
Employment Inducement Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grants (in shares)	364,660				364,660		364,660		4,500,858
Total (in shares)	360,000				360,000		360,000		60,833					66,667	39,166
Old Cartesian Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grants (in shares)	23,707				23,707		23,707		3,848,809
Award vesting term							4 years		4 years
Award expiration term							10 years		10 years
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)	0				0		0		14,112.299
Unrecognized compensation expense related to unvested employee stock options | $													$ 2,600
Stock based compensation expense | $					$ 300		$ 700		$ 200
Old Cartesian Plan | Old Cartestian | Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)													776,865
Old Cartesian Plan | Old Cartestian | Series A Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number (in shares)													14,112.299